Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024		Mar. 31, 2023
ASSETS
Cash and cash equivalents	$ 4,399	$ 7,913		$ 8,726	[1]
Restricted cash	314	64		819	[1]
Investments, at fair value:
Investments	331,367	329,119		497,221
Other assets, net	11,912	14,699		32,903	[1]
Intangible assets	3,100	3,100		3,100	[1]
Goodwill	10,212	13,606		2,367,926	[1]
Total assets	361,304	368,501		2,910,695	[1]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Accounts payable and accrued expenses	103,012	157,157		65,724	[1]
Other liabilities	34,796	31,727		14,622	[1]
Warrant liability	180	178			[1]
Customer ExAlt Trusts loan payable, net				52,129	[1]
Debt due to related parties	120,554	120,505		99,314	[1]
Total liabilities	258,542	309,567		231,789	[1]
Redeemable noncontrolling interests
Total temporary equity	251,052	251,052		950,493	[1]
Shareholder’s equity
Additional paid-in capital	1,852,187	1,848,068	[2]	1,579,742	[1],[2]
Accumulated deficit	(2,011,547)	(2,059,214)			[1]
Stock receivable	(20,038)	(20,038)			[1]
Treasury stock, at cost	(3,444)	(3,444)		(3,444)	[1]
Accumulated other comprehensive income (loss)	255	276		9,900	[1]
Noncontrolling interests	34,293	42,231		142,213	[1]
Total equity (deficit)	(148,290)	(192,118)		1,728,413	[1]
Total liabilities, temporary equity, and equity	361,304	368,501		2,910,695	[1]
Preferred Series A Subclass 0 [Member]
Redeemable noncontrolling interests
Preferred Series A Subclass 1 Unit Accounts, nonunitized	251,052	251,052		251,052	[1]
Series A Preferred Stock [Member]
Shareholder’s equity
Preferred stock, value					[1]
Series B Preferred Stock [Member]
Shareholder’s equity
Preferred stock, value					[1]
Common Class A [Member]
Shareholder’s equity
Common stock, value	4	3	[2]	2	[1],[2]
Common Class B [Member]
Shareholder’s equity
Common stock, value			[2]		[1],[2]
Preferred Series A Subclass 1 [Member]
Redeemable noncontrolling interests
Preferred Series A Subclass 1 Unit Accounts, nonunitized				699,441	[1]
Variable Interest Entity, Primary Beneficiary [Member]
Investments, at fair value:
Investments	331,367	329,113		491,859	[1]
Parent Company [Member]
Investments, at fair value:
Investments		$ 6		$ 5,362	[1]

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Periods presented have been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.